Income Tax (Details) ₪ in Thousands, $ in Thousands		1 Months Ended				12 Months Ended
	Jan. 01, 2017	Nov. 30, 2022 USD ($)	Nov. 30, 2022 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2015
Income Tax [Line Items]
Corporate tax rate	6.00%
Consolidated revenues (in New Shekels) | ₪					₪ 10,000,000
Preferred tax rate percentage					12.00%				12.00%	16.00%
Tax rate percentage					7.50%
Annual revenues percentage					25.00%
Total accumulated tax-exempt earnings amount		$ 7,100	₪ 25,022
Tax expenses		$ 711	₪ 2,502
Least percentage						90.00%
Cash and cash equivalents (in Dollars)						$ 36,911
Global minimum tax rate for revenues exceeding limit				15.00%
Revenue exceeding limit for global tax rate calculation (in Dollars)				$ 750,000
Bottom of Range [Member]
Income Tax [Line Items]
Preferred tax rate percentage						6.00%
BEPS [Member]
Income Tax [Line Items]
Consolidated revenues (in New Shekels) | ₪					₪ 10,000,000
SPTE [Member]
Income Tax [Line Items]
Corporate tax rate					6.00%			6.00%
Formula Telecom Solutions, Ltd. [Member]
Income Tax [Line Items]
Operating loss carryforwards amount (in Dollars)						$ 8,177
Israel [Member]
Income Tax [Line Items]
Corporate tax rate						23.00%	23.00%
England [Member]
Income Tax [Line Items]
Tax loss carryforwards (in Dollars)						$ 3,589